Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Shareholder Receivable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 173	$ 24,827	$ (25,000)	$ (10,113)	$ (10,113)
Balance, shares at Dec. 31, 2021		1,725,000
Remeasurement of ordinary shares subject to redemption			(7,599,393)		(25,432)	(7,624,825)
Net income					380,811	380,811
Payment for founder shares				25,000		25,000
Private placement rights proceeds		$ 39	3,939,961			3,940,000
Private placement rights proceeds, shares		394,000
Fair value of public rights			1,056,000			1,056,000
Fair value of public rights, shares
Fair value of underwriter shares		$ 30	2,922,450			2,922,480
Fair value of underwriter shares, shares		297,000
Issuance costs			(343,845)			(343,845)
Balance at Dec. 31, 2022		$ 242			345,266	345,508
Balance, shares at Dec. 31, 2022		2,416,000
Shares forfeited due to partial exercise of underwriters overallotment	[1]	$ (75)			75
Shares forfeited due to partial exercise of underwriters overallotment, shares	[1]	(75,000)
Remeasurement of ordinary shares subject to redemption					(4,752,374)	(4,752,374)
Net income					2,419,304	2,419,304
Balance at Dec. 31, 2023		$ 167			$ (1,987,729)	$ (1,987,562)
Balance, shares at Dec. 31, 2023		2,341,000

[1]	Relates to shares forfeited during the year ended December 31, 2022.